CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Statement of Cash Flows [Abstract]
Net cash used in operating activities	$ (70,542)	$ (14,977)
Cash flow from investing activities:
Purchase of property, equipment and leasehold improvements	(4,897)	(1,095)
Net cash used in investing activities	(4,897)	(1,095)
Cash flow from financing activities:
Proceeds from borrowings	103,645	57,363
Repayments of borrowings	(57,017)	(43,877)
Proceeds from affiliates for debt	9,937	7,651
Repayment to affiliates	(33,700)	(19,843)
Increase in accounts payable, related parties	346,636	204,956
Repayment to accounts payable, related parties	(281,595)	(201,207)
Net cash provided by financing activities	87,906	5,043
Net cash provided by (used in) operating, financing and investing activities	12,467	(11,029)
Effect of foreign currency translation on cash and cash equivalents	(687)	608
Net increase (decrease) in cash and cash equivalents	11,780	(10,421)
Cash and equivalents, beginning of period	31,370	75,777
Cash and equivalents, end of period	43,150	65,356
Supplemental disclosure of cash flow information:
Interest paid	7,695	3,589
Income taxes paid	$ 5,044	$ 5,855